Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued loyalty payable	$ 5,327	$ 8,239
Sales taxes payable	9,971	7,380
Excise taxes payable	3,414	2,305
Accrued payroll expenses	25,227	28,224
Interest payable	6,330	3,897
Deferred revenue	866	676
Other accrued expenses	50,176	52,590
Accrued expenses	$ 101,311	$ 103,311